Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants (Detail)	12 Months Ended
Dec. 31, 2018 EUR (€) shares
2012 Plan [member] | BSPCE2012 [member]
Disclosure Of Subscription Warrants [Line Items]
Number of warrants granted	33,787
Number of warrants exercised	16,811
Number of warrants forfeited	0
Final date for exercising warrants	May 20, 2020
Parity	1 warrant for 10 shares
Maximum number of new shares that can be issued as of December 31, 2018	169,760
2012 Plan [member] | BSPCE2014 [member]
Disclosure Of Subscription Warrants [Line Items]
Number of warrants granted	19,500
Number of warrants exercised	1,500
Number of warrants forfeited	1,090
Final date for exercising warrants	Jan. 22, 2024
Parity	1 warrant for 10 shares
Maximum number of new shares that can be issued as of December 31, 2018	169,100
2012 Plan [member] | BSA 2012 [Member]
Disclosure Of Subscription Warrants [Line Items]
Number of warrants granted	10,760
Number of warrants exercised	6,742
Exercise price per new share subscribed (in €) | €	€ 7,362
Parity	1 warrant for 10 shares
Maximum number of new shares that can be issued as of December 31, 2018	40,180
2014 plan [member] | BSA 2014 [Member]
Disclosure Of Subscription Warrants [Line Items]
Number of warrants granted	3,000
Number of warrants exercised	100
Exercise price per new share subscribed (in €) | €	€ 12,250
Parity	1 warrant for 10 shares
Maximum number of new shares that can be issued as of December 31, 2018	29,000
2016 Plan [member] | BSA 2016 [Member]
Disclosure Of Subscription Warrants [Line Items]
Number of warrants granted	60,000
Number of warrants exercised	0
Parity	1 warrant for 1 share
Maximum number of new shares that can be issued as of December 31, 2018	60,000
2016 Plan [member] | BSA 2016 [Member] | Tranche Two [Member]
Disclosure Of Subscription Warrants [Line Items]
Vesting period	2 years
2016 Plan [member] | BSA 2016 [Member] | Tranche One
Disclosure Of Subscription Warrants [Line Items]
Vesting period	1 year
2017 Plan [member] | BSA 2017 [Member]
Disclosure Of Subscription Warrants [Line Items]
Number of warrants granted	95,500
Number of warrants exercised	0
Parity	1 warrant for 1 share
Maximum number of new shares that can be issued as of December 31, 2018	95,500
2017 Plan [member] | BSA 2017 [Member] | Tranche Two [Member]
Disclosure Of Subscription Warrants [Line Items]
Vesting period	2 years
2017 Plan [member] | BSA 2017 [Member] | Tranche Three [Member]
Disclosure Of Subscription Warrants [Line Items]
Vesting period	3 years
2017 Plan [member] | BSA 2017 [Member] | Tranche One
Disclosure Of Subscription Warrants [Line Items]
Vesting period	1 year